Convertible Preference Shares of Subsidiary (Details) - Transactions along with the issuance of Series C CPS	12 Months Ended
Dec. 31, 2014 USD ($) shares
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	4,977,345
Gross Proceeds	$ 8,923,128
Issuance (Costs)	(118,413)
Exchange Gain (loss)	37,541
Net Cash Proceeds	$ 8,842,256
CPS Outstanding (in Shares) | shares	4,122,622
Subtotal [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	1,743,611
Gross Proceeds	$ 3,923,128
Issuance (Costs)	(112,141)
Exchange Gain (loss)	(21,034)
Net Cash Proceeds	$ 3,789,953
CPS Outstanding (in Shares) | shares	888,888
07/18/2008 [Member] | Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	444,444
Initial Investor	MTDC
Gross Proceeds	$ 1,000,000
Issuance (Costs)	(30,000)
Net Cash Proceeds	$ 970,000
CPS Outstanding (in Shares) | shares	444,444
11/27/2008 [Member] | Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	444,444
Initial Investor	MTDC
Gross Proceeds	$ 1,000,000
Issuance (Costs)	(30,000)
Net Cash Proceeds	$ 970,000
CPS Outstanding (in Shares) | shares	444,444
06/08/2009 [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	111,111
Initial Investor	EEV
Gross Proceeds	$ 250,000
Issuance (Costs)	(19,393)
Exchange Gain (loss)	(18,029)
Net Cash Proceeds	$ 212,578
Date if Exchanged	08/17/2010
03/09/2010 [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	111,111
Initial Investor	EEV
Gross Proceeds	$ 250,000
Issuance (Costs)	(8,929)
Exchange Gain (loss)	(3,005)
Net Cash Proceeds	$ 238,066
Date if Exchanged	08/17/2010
09/23/2009 [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	222,222
Initial Investor	PMSB
Gross Proceeds	$ 500,000
Issuance (Costs)	(7,500)
Net Cash Proceeds	$ 492,500
Date if Exchanged	10/11/2013
05/13/2010 [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	222,222
Initial Investor	PMSB
Gross Proceeds	$ 500,000
Issuance (Costs)	(5,000)
Net Cash Proceeds	$ 495,000
Date if Exchanged	10/11/2013
09/18/2009 [Member] | Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	188,057
Initial Investor	KMP
Gross Proceeds	$ 423,128
Issuance (Costs)	(11,319)
Net Cash Proceeds	$ 411,809
Date if Exchanged	09/29/2010
03/10/2011 [Member] | Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares) | shares	3,233,734
Initial Investor	MTDC
Gross Proceeds	$ 5,000,000
Issuance (Costs)	(6,272)
Exchange Gain (loss)	58,575
Net Cash Proceeds	$ 5,052,303
CPS Outstanding (in Shares) | shares	3,233,734